Subsequent Events - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Apr. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Subsequent Event [Line Items]
Loan payment			¥ 930,610	$ 135,352	¥ 1,395,694
Beijing OrionStar | Subsequent Event [Member]
Subsequent Event [Line Items]
Loan agreements term	1 year
Loan payment		$ 19,600